PROPERTIES AND EQUIPMENT Properties and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Proved Natural Gas and Crude Oil Properties	$ 2,075,924	$ 1,694,694
Unproved Natural Gas and Crude Oil Properties	319,327	102,466
Total Natural Gas and Crude Oil Properties	2,395,251	1,797,160
Pipelines and Related Facilities	47,786	40,721
Transportation and Other Equipment	34,858	32,475
Land and Buildings	14,935	14,572
Construction in Progress	67,217	69,633
Gross Propertis and Equipment	2,560,047	1,954,561
Accumulated Depreciation, Depletion and Amortization	(943,341)	(652,845)
Property, Plant and Equipment, Net	$ 1,616,706	$ 1,301,716